SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL
22.1 Authorized
The authorized share capital is as follows:
–Unlimited number of common shares, bearing one voting right per share, participating, without par value.
–Unlimited number of preferred shares, issuable in one or more series.
The authorized share capital was modified effective May 6,2021 by creating an unlimited number of preferred shares, issuable in one or more series.
22.2 Issued
All issued and outstanding common shares are fully paid.
During the year ended December 31, 2019, the Group issued 10,712,158 common shares for cash. A portion of these issued shares, representing 1,499,571 common shares, was presented in liabilities with common shares, retractable since the shareholder may require redemption (Note 22.3).
22. SHARE CAPITAL (CONTINUED)
22.3 Common shares, retractable
At the closing of the Transaction, the repurchase (put) rights of the common shares, retractable were reclassified from non-current liabilities to equity, as the repurchase (put) rights no longer exist at closing of the Transaction (Note 4).
The following table summarizes the common shares, retractable as at December 31, 2021, 2020 and 2019 and changes during the years then ended:

	December 31, 2021		December 31, 2020		December 31, 2019
	Number	$	Number	$	Number	$
Common shares, retractable
Balance, beginning of the year	17,994,857	25,855,509	17,994,857	20,050,896	16,709,530	14,936,455
Shares issued and fully paid	—	—	—	—	1,499,571	1,054,999
Shares redeemed	—	—	—	—	(214,244)	12,538
Reclass to equity	(17,994,857)	(29,072,804)	—	—	—	—
Accretion expense	—	2,031,863	—	5,130,685	—	3,202,831
Foreign currency translation adjustment	—	1,185,432	—	673,928	—	844,073
Balance, end of year	—	—	17,994,857	25,855,509	17,994,857	20,050,896
Under the terms of the Company’s unanimous shareholders agreement in effect until May 6, 2021, a shareholder holding retractable common shares had the right, subject to the terms and conditions contained in the unanimous shareholders’ agreement (including that not all of the shares held by such shareholder have been sold to another shareholder holding a call right with respect to such shares), to require that the Company repurchase all of these shares on June 15, 2022 at a price per share based on EBITDA calculated using the audited December 31, 2021 consolidated financial statements, multiplied by 10, less net debt (based on the audited December 31, 2021 consolidated financial statements) then divided by the number of outstanding shares on the transaction date.
22. SHARE CAPITAL (CONTINUED)
22.3 Common shares, retractable (continued)
During the year ended December 31, 2019, a shareholder who held 214,244 common shares exercised his right, under the unanimous shareholders’ agreement, to require that the Company repurchase his shares, for a total purchase price of $150,020, in cash.
Common shares that were subject to a repurchase (put) right in favor of shareholders were classified as a financial liability until May 6, 2021. The financial liability was initially measured at fair value.
At each reporting period, the liability was measured at amortized cost, until May 6, 2021. An accretion expense amounting to $2,031,863 was recorded in the consolidated loss for the year ended December 31, 2021. A $4,791,806 accretion expense was recorded in consolidated loss for the year ended December 31, 2020 ($2,746,799 in 2019) and $338,879 was capitalized as intangible assets ($456,032 in 2019).